Debt and Commitments (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of future principal repayments on long term debt
2012	$ 25
2013	14
2014	9
2015	4
2016	3
Thereafter	16
Total long term debt	$ 71	$ 66